Statutory and other information - Shares and share options (Details) Options in Millions		12 Months Ended
	Oct. 27, 2015	Mar. 31, 2018 EUR (€) EquityInstruments shares	Mar. 31, 2017 EUR (€) EquityInstruments Options shares	Mar. 31, 2016 EUR (€) EquityInstruments Options shares	Mar. 31, 2015 EUR (€)
Disclosure of transactions between related parties [line items]
Conversion ratio	0.975			0.975
Share options | Options			3.0	0.1
Options granted exercise price | €				€ 11.38	€ 6.25
Share based compensation | €		€ 2,800,000	€ 2,800,000	€ 3,100,000
David Bonderman
Disclosure of transactions between related parties [line items]
Share capital | shares		7,535,454	7,535,454	7,535,454
Share options		30,000	30,000	30,000
Michael Cawley
Disclosure of transactions between related parties [line items]
Share capital | shares		756,198	756,198	756,198
Share options		30,000	30,000	30,000
Emer Daly
Disclosure of transactions between related parties [line items]
Share capital | shares		3,260
Stan McCarthy
Disclosure of transactions between related parties [line items]
Share capital | shares		10,000
Charles McCreevy
Disclosure of transactions between related parties [line items]
Share options		30,000	30,000	30,000
Declan McKeon
Disclosure of transactions between related parties [line items]
Share options		30,000	30,000	30,000
Kyran McLaughlin
Disclosure of transactions between related parties [line items]
Share capital | shares		225,000	225,000	225,000
Share options		30,000	30,000	30,000
Howard Millar
Disclosure of transactions between related parties [line items]
Share capital | shares		390,000	390,000	390,000
Share options		30,000	30,000	30,000
Dick Milliken
Disclosure of transactions between related parties [line items]
Share capital | shares		9,750	9,750	9,750
Share options		30,000	30,000	30,000
Michael O'Leary
Disclosure of transactions between related parties [line items]
Share capital | shares		46,096,725	50,096,725	50,096,725
Share options		5,000,000	5,000,000	5,000,000
Options granted exercise price | €					€ 8.345
Julie O'Neill
Disclosure of transactions between related parties [line items]
Share options		30,000	30,000	30,000
James Osborne
Disclosure of transactions between related parties [line items]
Share capital | shares			302,500	302,500
Share options			30,000	30,000
Louise Phelan
Disclosure of transactions between related parties [line items]
Share capital | shares		6,825	6,825	6,825
Share options		30,000	30,000	30,000
Director
Disclosure of transactions between related parties [line items]
Share based compensation | €		€ 1,500,000	€ 1,500,000	€ 1,600,000